Stock Incentive Plans - Summary of Options Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2008 Plan, 2016 Plan, and 2018 Inducement Incentive Award Plan | Employees
Number of Options
Beginning balance (in shares)	23,306,661	15,578,412
Granted (in shares)		5,477,200
Assumed in connection with Merger (in shares)		23,306,661
Exercised (in shares)		0
Forfeited (in shares)		(2,215,020)
Cancelled/settled in connection with the Merger (in shares)		(18,840,592)
Ending balance (in shares)		23,306,661	15,578,412
Vested (in shares)		18,067,999
Vested and expected to vest (in shares)		23,306,661
Weighted-average exercise price
Beginning balance (in dollars per share)	$ 0.1	$ 3.44
Granted (in dollars per share)		1.15
Assumed in connection with Merger (in dollars per share)		0.1
Forfeited (in dollars per share)		2.68
Cancelled/settled in connection with the Merger (in dollars per share)		2.86
Ending balance (in dollars per share)		0.1	$ 3.44
Vested (in dollars per share)		0.1
Vested and expected to vest (in dollars per share)		$ 0.1
Weighted-average remaining contractual term
Outstanding, term		6 years 6 months	7 years 6 months 25 days
Vested, term		6 years 1 month 17 days
Vested and expected to vest, term		6 years 6 months
Aggregate intrinsic value
Outstanding		$ 13,760	$ 4
Vested		10,725
Vested and expected to vest		$ 13,760
2008 Plan, 2016 Plan, and 2018 Inducement Incentive Award Plan | Non-employee consultants
Number of Options
Beginning balance (in shares)	0	266,239
Forfeited (in shares)		0
Cancelled/settled in connection with the Merger (in shares)		(266,239)
Ending balance (in shares)		0	266,239
Weighted-average exercise price
Beginning balance (in dollars per share)	$ 0	$ 8.05
Forfeited (in dollars per share)		0
Cancelled/settled in connection with the Merger (in dollars per share)		8.05
Ending balance (in dollars per share)		$ 0	$ 8.05
Weighted-average remaining contractual term
Outstanding, term			5 years 29 days
Aggregate intrinsic value
Outstanding		$ 0
Old Cartesian Plan
Number of Options
Beginning balance (in shares)	14,112.299
Ending balance (in shares)	14,112.299	14,112.299
Vested (in shares)	11,323.762
Vested and expected to vest (in shares)	14,112.299
Weighted-average exercise price
Beginning balance (in dollars per share)	$ 79.94
Ending balance (in dollars per share)	79.94	$ 79.94
Vested (in dollars per share)	73.14
Vested and expected to vest (in dollars per share)	$ 79.94
Weighted-average remaining contractual term
Outstanding, term	5 years 7 months 24 days	5 years 10 months 28 days
Vested, term	5 years 18 days
Vested and expected to vest, term	5 years 7 months 24 days
Aggregate intrinsic value
Outstanding	$ 8,043	$ 8,601
Vested	6,530
Vested and expected to vest	$ 8,043
Old Cartesian Plan | Employees
Number of Options
Beginning balance (in shares)	14,112.299	0
Assumed in connection with Merger (in shares)		14,112.299
Ending balance (in shares)		14,112.299	0
Vested (in shares)		10,860.441
Vested and expected to vest (in shares)		14,112.299
Weighted-average exercise price
Beginning balance (in dollars per share)	$ 79.94	$ 0
Assumed in connection with Merger (in dollars per share)		79.94
Ending balance (in dollars per share)		79.94	$ 0
Vested (in dollars per share)		71.67
Vested and expected to vest (in dollars per share)		$ 79.94
Weighted-average remaining contractual term
Outstanding, term		5 years 10 months 28 days
Vested, term		5 years 1 month 24 days
Vested and expected to vest, term		5 years 10 months 28 days
Aggregate intrinsic value
Outstanding		$ 8,601	$ 0
Vested		6,709
Vested and expected to vest		$ 8,601